Capital Stock	6 Months Ended
May 31, 2018
Stockholders' Equity Note [Abstract]
Capital Stock

Authorized, issued and outstanding

(a)	The Company is authorized to issue an unlimited number of common shares, all without nominal or par value and an unlimited number of preference shares. As at May 31, 2018, the Company had 43,537,850 (November 30, 2017 - 34,704,516) common shares issued and outstanding and no preference shares issued and outstanding. Two officers and directors of IPC owned directly and through their family holding company (“Odidi Holdco”) 5,781,312 (November 30, 2017 - 5,781,312) common shares or approximately 13% (November 30, 2017 – 17%) of IPC.

(b)	In November 2013, the Company entered into an equity distribution agreement with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company may from time to time sell up to 5,305,484 of the Company’s common shares for up to an aggregate of $16.8 million (or such lesser amount as may be permitted under applicable exchange rules and securities laws and regulations) through at-the-market issuances on the Nasdaq or otherwise. Under the equity distribution agreement, the Company may at its discretion, from time to time, offer and sell common shares through Roth or directly to Roth for resale. The Company will pay Roth a commission, or allow a discount, of 2.75% of the gross proceeds that the Company received from any additional sales of common shares under the equity distribution agreement. The Company has also agreed to reimburse Roth for certain expenses relating to the offering.

During the three and six months ended May 31, 2018, an aggregate of Nil (three and six months ended May 31, 2017 – 371,804 and 593,162) common shares were sold on Nasdaq for gross proceeds of $Nil (three and six months ended May 31, 2017 – $871,449 and $1,448,472), with net proceeds to the Company of $Nil (three and six months ended May 31, 2017 – $845,785 and $1,406,243), respectively, under the at-the-market offering program. In March 2018, the Company terminated its continuous offering under the prospectus supplement dated July 18, 2017 and prospectus dated July 17, 2017 in respect of its at-the-market program. If the Company seeks to offer and sell common shares under its at-the-market program, the Company will file another prospectus supplement prior to making such additional offers and sales. As a result of prior sales of the Company’s common shares under the equity distribution agreement, as at May 31, 2018, the Company may in the future offer and sell its common shares with an aggregate purchase price of up to $2,927,071 (or such lesser amount as may then be permitted under applicable exchange rules and securities laws and regulations). There can be no assurance that any additional shares will be sold under the at-the-market program.

Direct costs related to the Company’s filing of a base shelf prospectus filed in May 2014 and declared effective in June 2014, direct costs related to the base shelf prospectus filed in May 2017 and certain other on-going costs related to the at the-market facility are recorded as deferred offering costs and are being amortized and recorded as share issuance costs against share offerings. For the three and six months ended May 31, 2018, costs directly related to the at the-market facility of $Nil (three and six months ended May 31, 2017 – $25,664 and $42,229) were recorded in share offering costs and an additional $120,271 (three and six months ended May 31, 2017 - $79,059 and $108,563) of deferred costs were amortized and recorded in share offering costs related to the base shelf prospectus and to the at-the-market facility.

(c)	In October 2017, the Company completed a registered direct offering of 3,636,364 common shares at a price of $1.10 per share. The Company also issued to the investors warrants to purchase an aggregate of 1,818,182 common shares (the “October 2017 Warrants”). The warrants will be exercisable six months following the closing date and will expire 30 months after the date they become exercisable, have a term of three years and an exercise price of $1.25 per common share. The Company also issued to the placement agents warrants to purchase 181,818 common shares at an exercise price of $1.375 per share (the “Placement Agent Warrants”).

The holders of October 2017 Warrants and Placement Agent Warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price. The warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC topic 480 Distinguishing Liabilities from Equity for equity classification.

The Company recorded $3,257,445 as the value of common shares under Capital stock and $742,555 as the value of the warrants under additional paid-in-capital in the consolidated statements of shareholders’ equity (deficiency). The Company has disclosed the terms used to value the warrants in Note 9.

The direct costs related to the issuance of the common shares and warrants were $500,492 and were recorded as an offset against the statement of shareholders’ equity (deficiency) with $391,580 being recorded under Capital stock and $108,912 being recorded under additional paid-in-capital.

(d)	In March 2018, the Company completed two registered direct offerings of an aggregate of 8,833,334 common shares at a price of $0.60 per share. The Company also issued to the investors warrants to purchase an aggregate of 4,416,667 common shares (the “March 2018 Warrants”) . The warrants will be exercisable six months following the closing date and will expire 30 months after the date they become exercisable, and an exercise price of $0.60 per common share. The Company also issued to the placement agents warrants to purchase 441,667 common shares at an exercise price of $0.75 per share (the “March Placement Agent Warrants”).

The holders of March 2018 Warrants and March Placement Agent Warrants are entitled to a cashless exercise under which the number of shares to be issued will be based on the number of shares for which warrants are exercised times the difference between the market price of the common share and the exercise price divided by the market price. The warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC topic 480 Distinguishing Liabilities from Equity for equity classification.

The Company recorded $4,184,520 as the value of common shares under Capital stock and $1,115,480 as the value of the warrants under additional paid-in-capital in the consolidated statements of shareholders’ equity (deficiency). The Company has disclosed the terms used to value the warrants in Note 9.

The direct costs related to the issuance of the common shares and warrants were $831,357 including the cost of warrants issued to the placement agents. These direct costs were recorded as an offset against the statement of shareholders’ equity (deficiency) with $656,383 being recorded under Capital stock and $174,974 being recorded under additional paid-in-capital.